MORGAN GRENFELL INVESTMENT TRUST

                                885 Third Avenue
                            New York, New York 10022

                                 April 30, 1997
VIA EDGAR

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Morgan Grenfell Investment Trust (the "Trust")
                  File Nos. 33-68704 and 811-8006

Ladies and Gentlemen:

         Enclosed herewith for filing on behalf of the Trust pursuant to the Securities Act of 1933, as amended, and Rule 497(e) thereunder are the following documents:

         (a) a supplement dated April 30, 1997 to the prospectus dated March 7, 1997 for institutional shares of Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Smaller Companies Fund, Morgan Grenfell Microcap Fund and Morgan Grenfell Large Cap Growth Fund (collectively, the "Domestic Funds").

         (b) a supplement dated April 30, 1997 to the prospectus dated January 16, 1997 for institutional shares of the Domestic Funds other than Morgan Grenfell Microcap Fund and Morgan Grenfell Large Cap Growth Fund.

         (c) a supplement dated April 30, 1997 to the prospectus dated March 7, 1997 for service shares of the Domestic Funds.

         Please contact Michael P. Scanlon, Esq. of Hale and Dorr LLP, counsel to the Trust, at (617) 526-6521 if you have any questions concerning this filing.

                                                     Very truly yours,

                                                     /s/ Robert Frederick, Jr.

                                                     Robert Frederick, Jr.

Attachments

                         SUPPLEMENT DATED APRIL 30, 1997

                        TO PROSPECTUS DATED MARCH 7, 1997
                FOR INSTITUTIONAL SHARES OF THE FOLLOWING FUNDS:

                           Morgan Grenfell Fixed Income Fund
                           Morgan Grenfell Municipal Bond Fund
                           Morgan Grenfell Short-Term Fixed Income Fund
                           Morgan Grenfell Short-Term Municipal Bond Fund Morgan Grenfell Smaller Companies Fund
                           Morgan Grenfell Microcap Fund
                           Morgan Grenfell Large Cap Growth Fund


         Effective April 22, 1997, Robert Kern left Morgan Grenfell Capital Management, Inc. to pursue other opportunities. Accordingly, Mr. Kern is no longer a member of the team that manages the investments of Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund. References in the Prospectus to Mr. Kern should be disregarded.

         Audrey M. T. Jones and David A. Baratta continue to be members of the team that manages the investments of Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund. Both Ms. Jones and Mr. Baratta have served as members of this team since the inception of each Fund.

                         SUPPLEMENT DATED APRIL 30, 1997

                      TO PROSPECTUS DATED JANUARY 16, 1997
                FOR INSTITUTIONAL SHARES OF THE FOLLOWING FUNDS:

                           Morgan Grenfell Fixed Income Fund
                           Morgan Grenfell Municipal Bond Fund
                           Morgan Grenfell Short-Term Fixed Income Fund
                           Morgan Grenfell Short-Term Municipal Bond Fund Morgan Grenfell Smaller Companies Fund


         Effective April 22, 1997, Robert Kern left Morgan Grenfell Capital Management, Inc. to pursue other opportunities. Accordingly, Mr. Kern is no longer a member of the team that manages Morgan Grenfell Smaller Companies Fund's investments. Audrey M. T. Jones and David A. Baratta continue to be members of the team that manages the Fund's investments. Both Ms. Jones and Mr. Baratta have served as members of this team since the Fund's inception

         Morgan Grenfell Smaller Companies Fund is no longer prohibited from investing more than 5% of its total assets in purchased options other than protective put options. However, for the remainder of the current fiscal year, the Fund does not intend to exceed this 5% limit other than on a temporary basis.

                         SUPPLEMENT DATED APRIL 30, 1997

                        TO PROSPECTUS DATED MARCH 7, 1997
                   FOR SERVICE SHARES OF THE FOLLOWING FUNDS:

                           Morgan Grenfell Fixed Income Fund
                           Morgan Grenfell Municipal Bond Fund
                           Morgan Grenfell Short-Term Fixed Income Fund
                           Morgan Grenfell Short-Term Municipal Bond Fund Morgan Grenfell Smaller Companies Fund
                           Morgan Grenfell Microcap Fund
                           Morgan Grenfell Large Cap Growth Fund


         Effective April 22, 1997, Robert Kern left Morgan Grenfell Capital Management, Inc. to pursue other opportunities. Accordingly, Mr. Kern is no longer a member of the team that manages the investments of Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund. References in the Prospectus to Mr. Kern should be disregarded.

         Audrey M. T. Jones and David A. Baratta continue to be members of the team that manages the investments of Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund. Both Ms. Jones and Mr. Baratta have served as members of this team since the inception of each Fund.